Share-based payments - Equity-settled programs (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Share-based payments
Total	€ (1,538)	€ (1,244)	€ (2,694)	€ (1,731)
LTIP Stock Options
Share-based payments
Total	(1,130)	(68)	(1,931)	(158)
RSU Supervisory board
Share-based payments
Total	(63)	(162)	(125)	(219)
Prior VSOP
Share-based payments
Total		(3)		(7)
LTIP RSUs
Share-based payments
Total	€ (345)	€ (1,011)	€ (638)	€ (1,347)